Taxation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes [Abstract]
UK SME Scheme, tax incentive, research and development, cash rebate for quality expenses, percentage	26.97%		26.97%
Normal applicable rate of tax	15.80%	15.20%	13.89%	16.42%